UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22839

Eagle Growth and Income Opportunities Fund
(Exact name of registrant as specified in charter)

100 Wall Street, 11th Floor
New York, NY 10005
(Address of principal executive offices) (Zip code)

Steven A. Baffico
100 Wall St., 11th Floor
New York, NY 10005
(Name and address of agent for service)

Copies of Communications to:

Stephen H. Bier

Allison M. Fumai

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant's telephone number, including area code: (212) 701-4500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited)	September 30, 2015
Investments	Shares	Value
COMMON STOCKS – 69.9% (52.0% of Total Investments)

Agriculture – 8.6%
Altria Group, Inc.†	72,520	$3,945,088
Philip Morris International, Inc.†	36,652	2,907,603
Reynolds American, Inc.†	92,810	4,108,699
Total Agriculture		10,961,390
Automobiles – 2.8%
Ford Motor Co.†	258,708	3,510,667
Banks – 4.3%
Bank of Montreal (Canada)	48,719	2,657,622
Canadian Imperial Bank of Commerce (Canada)	38,595	2,777,296
Total Banks		5,434,918
Chemicals – 3.0%
Dow Chemical Co. (The)†	44,294	1,878,066
LyondellBasell Industries NV, Class A	22,717	1,893,689
Total Chemicals		3,771,755
Electric Utilities – 5.0%
PPL Corp.†	99,721	3,279,824
Southern Co. (The)†	70,537	3,153,004
Total Electric Utilities		6,432,828
Food Products – 2.8%
General Mills, Inc.†	62,929	3,532,205
Hotels, Restaurants & Leisure – 1.7%
McDonald's Corp.	21,757	2,143,717
Industrial Conglomerates – 2.8%
General Electric Co.†	143,580	3,621,088
Media – 2.4%
Regal Entertainment Group, Class A†	165,937	3,101,362
Multi-Utilities – 5.9%
CenterPoint Energy, Inc.†	200,139	3,610,507
National Grid PLC, ADR (United Kingdom)	56,795	3,954,636
Total Multi-Utilities		7,565,143
Oil, Gas & Consumable Fuels – 8.3%
Chevron Corp.†	19,675	1,551,964
ConocoPhillips†	54,063	2,592,862
Kinder Morgan, Inc.†	80,099	2,217,140
Occidental Petroleum Corp.†	24,803	1,640,718

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Shares	Value
COMMON STOCKS (continued)

Oil, Gas & Consumable Fuels (continued)
TOTAL SA, ADR (France)	57,314	$2,562,509
Total Oil, Gas & Consumable Fuels		10,565,193
Pharmaceuticals – 4.9%
Merck & Co., Inc.†	60,296	2,978,020
Pfizer, Inc.†	103,169	3,240,538
Total Pharmaceuticals		6,218,558
Real Estate Investment Trusts (REITs) – 7.2%
Digital Realty Trust, Inc.†	44,389	2,899,489
EPR Properties†	52,339	2,699,122
Highwoods Properties, Inc.†	52,894	2,049,643
Host Hotels & Resorts, Inc.†	97,477	1,541,111
Total Real Estate Investment Trusts (REITs)		9,189,365
Technology Hardware, Storage & Peripherals – 2.4%
Seagate Technology PLC	68,067	3,049,402
Telecommunications – 7.8%
AT&T, Inc.†	110,153	3,588,785
CenturyLink, Inc.†	121,523	3,052,658
Verizon Communications, Inc.†	74,509	3,241,886
Total Telecommunications		9,883,329
Total Common Stocks
(Cost $95,891,229)		88,980,920

PREFERRED STOCKS – 23.8% (17.7% of Total Investments)

Banks – 14.9%
Bank of America Corp., Series W, 6.63%	20,000	515,200
Bank of America Corp., Series Y, 6.50%	40,000	1,016,800
BB&T Corp., Series E, 5.63%	40,000	992,400
Citigroup, Inc., Series J, 7.13%	20,000	538,400
Citigroup, Inc., Series K, 6.88%	40,000	1,066,800
Fifth Third Bancorp, Series I, 6.63%	40,000	1,090,000
First Horizon National Corp., Series A, 6.20%	40,000	988,400
JPMorgan Chase & Co., Series Y, 6.13%	40,000	1,004,800
JPMorgan Chase & Co., Series AA, 6.10%	40,000	998,400
PNC Financial Services Group, Inc. (The), Series P, 6.13%	20,000	548,200
Regions Financial Corp., Series B, 6.38%	40,000	1,041,200
SunTrust Banks, Inc., Series E, 5.88%	40,000	993,600

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Shares	Value
PREFERRED STOCKS (continued)

Banks (continued)
US Bancorp, Series F, 6.50%	50,000	$1,436,000
Wells Fargo & Co., 6.63%	80,000	2,188,000
Wells Fargo & Co., Series L, 7.50%	3,000	3,504,000
Wells Fargo & Co., 5.85%	40,000	1,020,000
Total Banks		18,942,200
Capital Markets – 5.2%
Bank of New York Mellon Corp. (The), 5.20%	20,000	499,000
Charles Schwab Corp. (The), Series B, 6.00%	20,000	503,600
Charles Schwab Corp. (The), Series C, 6.00%	20,000	503,400
Goldman Sachs Group, Inc. (The), 5.95%	40,000	998,000
Goldman Sachs Group, Inc. (The), Series K, 6.38%	40,000	1,046,800
Morgan Stanley, Series I, 6.38%	60,000	1,526,400
Northern Trust Corp., Series C, 5.85%	20,000	508,600
State Street Corp., 6.00%	40,000	1,010,000
Total Capital Markets		6,595,800
Consumer Finance – 1.6%
Capital One Financial Corp., Series D, 6.70%	40,000	1,060,000
Discover Financial Services, Series B, 6.50%	40,000	1,032,400
Total Consumer Finance		2,092,400
Electric Utilities – 0.8%
Alabama Power Co., 6.45%	40,000	1,046,000

Insurance – 1.3%
Allstate Corp. (The), Series E, 6.63%	60,000	1,586,400
Total Preferred Stocks
(Cost $30,407,846)		30,262,800

MASTER LIMITED PARTNERSHIPS – 4.1% (3.1% of Total Investments)

Oil, Gas & Consumable Fuels – 4.1%
Energy Transfer Partners LP†	77,507	3,183,212
Plains All American Pipeline LP†	67,068	2,037,526
Total Master Limited Partnerships
(Cost $6,764,194)		5,220,738

EXCHANGE - TRADED FUNDS – 12.1% (9.0% of Total Investments)

Debt Fund – 12.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)	93,080	7,752,633
SPDR Barclays High Yield Bond ETF(a)	215,620	7,689,009

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
EXCHANGE - TRADED FUNDS (continued)

Total Exchange - Traded Funds
(Cost $16,556,818)		$15,441,642

CORPORATE BONDS – 17.5% (13.0% of Total Investments)

Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	158,092
Aerospace & Defense – 0.2%
Harris Corp., 4.85%, 04/27/35	300,000	288,329
Agriculture – 0.6%
Altria Group, Inc., 9.95%, 11/10/38	100,000	160,563
Altria Group, Inc., 10.20%, 02/06/39	100,000	163,192
Reynolds American, Inc., 8.13%, 05/01/40(b)	150,000	186,313
RJ Reynolds Tobacco Co., 8.13%, 05/01/40	125,000	155,267
Total Agriculture		665,335
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc., 4.63%, 07/02/44	300,000	279,263
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	141,001
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	142,340
Total Automobiles		283,341
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	153,202
Beverages – 0.2%
Anheuser-Busch Cos. LLC, 6.50%, 05/01/42	150,000	182,687
Biotechnology – 0.5%
Amgen, Inc., 5.15%, 11/15/41	150,000	156,973
Celgene Corp., 5.00%, 08/15/45	300,000	296,519
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	172,493
Total Biotechnology		625,985
Chemicals – 0.3%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	147,052
LYB International Finance BV (Netherlands), 4.88%, 03/15/44	300,000	283,294
Total Chemicals		430,346
Commercial Services – 0.5%
ERAC USA Finance LLC, 5.63%, 03/15/42(b)	300,000	326,179

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
CORPORATE BONDS (continued)

Commercial Services (continued)
McGraw-Hill Financial, Inc., 6.55%, 11/15/37	$150,000	$169,304
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	147,936
Total Commercial Services		643,419
Diversified Financial Services – 0.1%
Quicken Loans, Inc., 5.75%, 05/01/25(b)	150,000	141,000
Electric Utilities – 0.7%
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	187,270
Exelon Generation Co. LLC, 5.75%, 10/01/41	300,000	306,237
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	186,984
Progress Energy, Inc., 6.00%, 12/01/39	150,000	183,875
Total Electric Utilities		864,366
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	155,942
Keysight Technologies, Inc., 4.55%, 10/30/24(b)	150,000	146,504
Total Electronics		302,446
Environmental Control – 0.1%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	172,681
Food Products – 0.9%
ConAgra Foods, Inc., 7.13%, 10/01/26	300,000	356,687
Ingredion, Inc., 6.63%, 04/15/37	100,000	122,557
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	195,288
Kraft Heinz Foods Co., 5.20%, 07/15/45(b)	150,000	159,228
Kroger Co. (The), 6.90%, 04/15/38	150,000	189,549
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	158,184
Total Food Products		1,181,493
Healthcare - Products – 0.2%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	150,621
Zimmer Biomet Holdings, Inc., 4.45%, 08/15/45	150,000	139,407
Total Healthcare - Products		290,028
Healthcare - Services – 1.4%
AHS Hospital Corp., 5.02%, 07/01/45	300,000	301,327
Anthem, Inc., 5.85%, 01/15/36	150,000	164,054
Humana, Inc., 8.15%, 06/15/38	100,000	141,956
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	300,000	276,098

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare - Services (continued)
North Shore-Long Island Jewish Health Care, Inc., 6.15%, 11/01/43	$150,000	$178,990
Ochsner Clinic Foundation, 5.90%, 05/15/45	300,000	314,869
Quest Diagnostics, Inc., 4.70%, 03/30/45	300,000	272,679
Total Healthcare - Services		1,649,973
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	153,671
Hotels, Restaurants & Leisure – 0.2%
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	300,000	263,954
Insurance – 1.3%
American International Group, Inc., 6.82%, 11/15/37	150,000	186,761
Aon Corp., 6.25%, 09/30/40	150,000	178,251
Assurant, Inc., 6.75%, 02/15/34	150,000	180,562
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	176,248
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	188,597
Loews Corp., 6.00%, 02/01/35	125,000	146,220
MetLife, Inc., 4.13%, 08/13/42	150,000	142,902
Protective Life Corp., 8.45%, 10/15/39	125,000	167,129
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	157,089
Total Insurance		1,523,759
Internet – 0.4%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	154,709
eBay, Inc., 4.00%, 07/15/42	100,000	78,265
VeriSign, Inc., 4.63%, 05/01/23	300,000	293,250
Total Internet		526,224
Media – 1.6%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	159,801
CBS Corp., 4.90%, 08/15/44	300,000	278,444
CCO Safari II LLC, 6.38%, 10/23/35(b)	300,000	304,125
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 03/01/41	145,000	158,208
Discovery Communications LLC, 4.88%, 04/01/43	300,000	260,099
Time Warner Cable, Inc., 7.30%, 07/01/38	150,000	157,662
Time Warner Cable, Inc., 5.88%, 11/15/40	100,000	96,048
Viacom, Inc., 3.88%, 04/01/24	300,000	281,937
Viacom, Inc., 5.85%, 09/01/43	300,000	280,978
Total Media		1,977,302

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
CORPORATE BONDS (continued)

Mining – 0.2%
Alcoa, Inc., 6.75%, 01/15/28	$150,000	$145,500
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	148,736
Total Mining		294,236
Miscellaneous Manufacturing – 0.5%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	300,000	330,497
Trinity Industries, Inc., 4.55%, 10/01/24	300,000	284,979
Total Miscellaneous Manufacturing		615,476
Office & Business Equipment – 0.1%
Xerox Corp., 6.75%, 12/15/39	150,000	162,664
Oil & Gas Services – 0.3%
Cameron International Corp., 5.13%, 12/15/43	300,000	308,405
Oil, Gas & Consumable Fuels – 1.6%
Apache Corp., 6.00%, 01/15/37	300,000	316,804
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	155,498
Continental Resources, Inc., 3.80%, 06/01/24	150,000	121,906
Devon Energy Corp., 5.60%, 07/15/41	300,000	290,154
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	167,467
Enterprise Products Operating LLC, 5.10%, 02/15/45	300,000	278,338
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	135,219
Phillips 66, 4.88%, 11/15/44	300,000	287,669
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	124,324
Southwestern Energy Co., 4.95%, 01/23/25	150,000	134,457
Total Oil, Gas & Consumable Fuels		2,011,836
Pharmaceuticals – 0.8%
Actavis Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	139,988
Baxalta, Inc., 5.25%, 06/23/45(b)	300,000	301,628
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	153,006
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	172,715
McKesson Corp., 6.00%, 03/01/41	150,000	178,919
Zoetis, Inc., 4.70%, 02/01/43	150,000	133,551
Total Pharmaceuticals		1,079,807
Real Estate – 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	300,000	298,139

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
CORPORATE BONDS (continued)

Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	$150,000	$147,089
Health Care REIT, Inc., 6.50%, 03/15/41	150,000	180,554
Total Real Estate Investment Trusts (REITs)		327,643
Retail – 1.4%
Coach, Inc., 4.25%, 04/01/25	300,000	290,040
Darden Restaurants, Inc., 7.05%, 10/15/37	300,000	360,938
Macy's Retail Holdings, Inc., 6.70%, 09/15/28	150,000	175,293
Nordstrom, Inc., 6.95%, 03/15/28	110,000	138,193
QVC, Inc., 4.45%, 02/15/25	300,000	290,813
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	300,000	285,121
Yum! Brands, Inc., 5.35%, 11/01/43	300,000	288,890
Total Retail		1,829,288
Semiconductors – 0.6%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	167,346
KLA-Tencor Corp., 5.65%, 11/01/34	300,000	296,088
QUALCOMM, Inc., 4.80%, 05/20/45	300,000	263,858
Total Semiconductors		727,292
Technology Hardware, Storage & Peripherals – 0.3%
Hewlett-Packard Co., 6.00%, 09/15/41	300,000	296,259
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27(b)	150,000	139,450
Total Technology Hardware, Storage & Peripherals		435,709
Telecommunications – 0.6%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	141,986
AT&T, Inc., 4.35%, 06/15/45	150,000	129,566
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	162,258
Verizon Communications, Inc., 5.01%, 08/21/54	300,000	273,789
Total Telecommunications		707,599
Toys, Games & Hobbies – 0.3%
Hasbro, Inc., 5.10%, 05/15/44	300,000	295,806
Mattel, Inc., 5.45%, 11/01/41	150,000	149,683
Total Toys, Games & Hobbies		445,489

Transportation – 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	150,000	172,662
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	142,020
Total Transportation		314,682
Total Corporate Bonds
(Cost $22,478,863)		22,315,161

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
MORTGAGE BACKED SECURITIES – 4.3% (3.2% of Total Investments)

Commercial MBS – 4.3%
Citigroup Commercial Mortgage Trust, Class D, Series 2012-GC8, 09/10/45, 5.04%(b)(c)	$400,000	$404,593
Citigroup Commercial Mortgage Trust 2013, Class D, Series 2013-GC11, 04/10/46, 4.60%(b)(c)	275,000	259,862
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.73%(b)(c)	420,000	412,917
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.80%(c)	240,000	244,843
GS Mortgage Securities Trust 2013-Gc13, Class D, Series 2013-GC13, 07/10/46, 4.07%(b)(c)	300,000	276,265
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.72%(c)	250,000	254,149
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.68%(b)(c)	140,000	152,071
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.50%(b)(c)	400,000	419,622
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.41%(b)(c)	400,000	400,263
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.82%(b)(c)	100,000	97,754
JP Morgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.57%(b)(c)	400,000	384,021
JP MBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.22%(c)	250,000	229,954
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.44%(b)(c)	250,000	238,938
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.56%(b)(c)	250,000	235,059
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.94%(b)(c)	60,000	59,433
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(c)	375,000	375,362
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.32%(b)(c)	200,000	189,348
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.13%(b)(c)	400,000	367,340
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C17, 12/15/46, 5.30%(b)(c)	300,000	294,088
WFRBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.61%(b)(c)	140,000	134,219

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)	September 30, 2015
Investments	Principal	Value
MORTGAGE BACKED SECURITIES (continued)

Total Mortgage Backed Securities
(Cost $5,489,533)		$5,430,101

MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
Health Care Authority For Baptist Health (The), 5.50%, 11/15/43	$300,000	304,692
City of Pompano Beach FL, 5.58%, 01/01/40	285,000	298,204
Port Authority of New York & New Jersey, 4.82%, 06/01/45	150,000	154,785
Total Municipal Bonds
(Cost $744,909)		757,681

MONEY MARKET FUND – 2.1% (1.6% of Total Investments)

	Shares
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 0.03%(d)
(Cost $2,729,297)	2,729,297	2,729,297
Total Investments – 134.4%
(Cost $181,062,689)		171,138,340

	Number of Contracts
OPTIONS WRITTEN – (0.1)%
S&P 500® Index Call, Expires 10/23/15, Strike Price $1,955
(Premium Received $111,081)	49	(100,205)
Line of Credit Payable – (35.3)%		(45,000,000)
Other Assets in Excess of Liabilities – 1.0%		1,265,025
Net Assets – 100.0%		$127,303,160

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

PLC - Public Limited Company

†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of the collateral posted was $30,780,920.
(a)	Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(d)	Rate shown reflects the 7-day yield as of September 30, 2015.

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (concluded)	September 30, 2015
SUMMARY OF SCHEDULE OF INVESTMENTS BY INDUSTRY	% of Net Assets
Advertising	0.1%
Aerospace & Defense	0.2
Agriculture	9.2
Auto Parts & Equipment	0.2
Automobiles	3.0
Banks	19.3
Beverages	0.2
Biotechnology	0.5
Capital Markets	5.2
Chemicals	3.3
Commercial MBS	4.3
Commercial Services	0.5
Consumer Finance	1.6
Debt Fund	12.1
Diversified Financial Services	0.1
Electric Utilities	6.5
Electronics	0.2
Environmental Control	0.1
Food Products	3.7
Healthcare - Products	0.2
Healthcare - Services	1.4
Home Furnishings	0.1
Hotels, Restaurants & Leisure	1.9
Industrial Conglomerates	2.8
Insurance	2.6
Internet	0.4
Media	4.0
Mining	0.2
Miscellaneous Manufacturing	0.5
Money Market Fund	2.1
Multi-Utilities	5.9
Municipal Bonds	0.6
Office & Business Equipment	0.1
Oil & Gas Services	0.3
Oil, Gas & Consumable Fuels	14.0
Pharmaceuticals	5.7
Real Estate	0.2
Real Estate Investment Trusts (REITs)	7.5
Retail	1.4
Semiconductors	0.6
Technology Hardware, Storage & Peripherals	2.7
Telecommunications	8.4
Toys, Games & Hobbies	0.3
Transportation	0.2
Total Investments	134.4
Call Options Written	(0.1)
Line of Credit Payable	(35.3)
Other Assets in Excess of Liabilities	1.0
Net Assets	100.0%

See Notes to Schedules of Investments.

Eagle Growth and Income Opportunities Fund

Notes to the Schedule of Investments (unaudited)	September 30, 2015

1. ORGANIZATION

Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015. The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (defined as total assets of the Fund, including any assets attributable to borrowings for investment purposes minus the sum of the Fund’s accrued liabilities, other than liabilities representing borrowings for investment purposes) in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind (“PIK”) debt instruments. The Fund will invest at least 25% and at most 75% of its Managed Assets in equity securities, which may include common and preferred stocks, convertible securities, warrants, depository receipts, ETFs, MLPs and real estate investment trusts (“REITs”). The Fund will invest at least 25% and at most 75% of its Managed Assets in debt securities, which may include below investment grade securities (commonly known as “high-yield” securities and “junk” bonds), notes, bonds, convertible bonds, bank loans, mortgage-backed securities, ETFs which invest primarily in debt securities and other types of debt instruments. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options writing strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.

The Fund’s securities are valued by various methods, as described below:

Exchange traded securities shall be valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities shall be valued at the official closing price.

Eagle Growth and Income Opportunities Fund

Notes to Financial Statements (unaudited) (continued)	September 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.

Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

Eagle Growth and Income Opportunities Fund

Notes to Financial Statements (unaudited) (continued)	September 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets Valuation Inputs*
Common Stocks	$88,980,920	$–	$–	$88,980,920
Preferred Stocks	18,027,200	12,235,600	–	30,262,800
Corporate Bonds	–	22,315,161	–	22,315,161
Exchange - Traded Fund	15,441,642	–	–	15,441,642
Mortgage Backed Securities	–	5,430,101	–	5,430,101
Master Limited Partnerships	5,220,738	–	–	5,220,738
Municipal Bonds	–	757,681	–	757,681
Money Market Funds	–	2,729,297	–	2,729,297
Total Asset Valuation	127,670,500	43,467,840	–	171,138,340

Liability Valuation Inputs*
Other Financial Instruments:
Written Call Options	–	(100,205)	–	(100,205)
Total Investments	$127,670,500	$43,367,635	$–	$171,038,135

* Please refer to the Schedule of Investments for breakdown of valuations by industry.

There were no transfers between levels for the period ended September 30, 2015. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

3. UNREALIZED APPRECIATION/(DEPRECIATION)

On September 30, 2015 based on cost of $181,062,689 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,431,945 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,356,294 resulting in net unrealized depreciation of $9,924,349.

4. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.

Options

The Fund may write call options on broad-based indices of securities and sectors of securities to generate gains from option premiums. An index call option gives the holder of the option, in return for a premium, the right to any appreciation in the value of the index over a fixed price (the exercise price) on or before a certain date in the future (the expiration date). When the Fund writes an index call, an amount equal to the net premium (the premium less commission) received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in values of the options written during the period are recognized as a component net unrealized gain (loss) on investments on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received, and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of net realized gain (loss) on investments on the Statement of Operations. The Fund, as writer of an index call option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Written option activity for the period ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	$-	$-
Options written	657	984,642
Options expired	-	-
Options exercised	-	-
Options closed	(608)	(873,561)
Outstanding, end of period	$49	$111,081

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President
(principal executive officer)

Date	11/25/2015

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer
(principal financial officer)

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.